Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)
Balance at September 30, 2012	$251,653	$286	$4,137	$256,076
Additions	8,624	—	1,433	10,057
Amortization	—	(286)	(1,529)	(1,815)
Balance at September 30, 2013	260,277	—	4,041	264,318
Additions	31,226	—	11,040	42,266
Amortization	—	—	(3,675)	(3,675)
Balance at September 30, 2014	$291,503	$—	$11,406	$302,909

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2015	$3,479
2016	2,314
2017	1,607
2018	1,208
2019	1,254